Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

14.   Leases

As of December 31, 2021 and 2020 the most significant leases are as follows:

a)  Aircraft and engines represent the Company’s most significant lease agreements. On December 31, 2021, the Company leases 100 aircraft (85 as of December 31, 2020) and 20 spare engines under lease agreements (18 as of December 31, 2020) that have maximum terms through 2033. These leases are generally guaranteed by either deposit in cash or letters of credits.

Composition of the fleet and spare engines, leases*:

Aircraft		At December	At December
Type	Model	31, 2021	31, 2020
A319	132	3	3
A319	133	2	2
A320	233	39	39
A320	232	1	1
A320NEO	271N	39	24
A321	231	10	10
A321NEO	271N	6	6
		100	85

Engine spare		At December	At December
Type	Model	31, 2021	31, 2020
V2500	V2524-A5	2	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	5	5
V2500	V2527-A5	4	2
PW1100	PW1127G-JM	5	5
PW1100	PW1133G-JM	1	1
		20	18

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

During the year ended December 31, 2021, the Company added fifteen new leased aircraft to its fleet (five A320 NEO´s acquired through sale and leaseback transactions under our existing Airbus purchase agreement and ten obtained directly from the lessor’s aircraft order book). Also, the Company extended the lease term of thirteen A320CEO (effective from 2022, 2023 and 2025) and two A319CEO (effective from 2021). All the aircraft incorporated through the lessor´s aircraft order were not subject to sale and leaseback transactions.

During the year ended December 31, 2021, the Company also incorporated two NEO spare engines. Such leases were not subject to sale and leaseback transactions. Also, the Company extended the lease term of three spare engines (two of them effective from February 2021 and the other from October 2021).

During the year ended December 31, 2020, the Company added seven new leased aircraft to its fleet (seven A320 NEO´s acquired through sale and leaseback transactions under our existing Airbus purchase agreement). Also, the Company returned three aircraft to their respective lessors.

During the year ended December 31, 2020, the Company also incorporated two NEO spare engines (based on the terms of the Pratt & Whitney purchase agreement FMP) and two CEO spare engines to its fleet. These four engines incorporated were subject to sale and leaseback transactions and their respective lease agreements were accounted for leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As of January 1st, 2020	Ps.	33,312,089	Ps.	677,198	Ps.	139,479	Ps.	34,128,766
Additions		4,876,071		362,081		15,222		5,253,374
Disposals		(17,742)		—		—		(17,742)
Foreign exchange effect		—		—		795		795
Depreciation on right of use assets		(4,763,928)		(210,079)		(74,969)		(5,048,976)
As of December 31, 2020		33,406,490		829,200		80,527		34,316,217
Additions		8,869,694		59,374		281,790		9,210,858
Modifications		1,221,718		42,267		140,514		1,404,499
Disposals		—		—		(5,536)		(5,536)
Foreign exchange effect		—		—		(5)		(5)
Depreciation on right of use assets		(5,124,774)		(235,732)		(102,119)		(5,462,625)
As of December 31, 2021	Ps.	38,373,128	Ps.	695,109	Ps.	395,171	Ps.	39,463,408

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2021		2020
As of January 1st,	Ps.	44,130,542	Ps.	40,517,045
Additions		9,411,524		5,572,764
Modifications		1,370,795		—
Disposals		(5,898)		(231,566)
Accretion of interest		2,582,391		2,218,982
Foreign exchange effect		1,469,362		2,163,886
Payments		(9,308,477)		(6,110,569)
As of 31 December,	Ps.	49,650,239	Ps.	44,130,542
Current	Ps.	5,842,492	Ps.	6,484,092
Non-current	Ps.	43,807,747	Ps.	37,646,450

The Company had total cash outflows for leases of Ps.9,308,477 in 2021 (Ps.6,110,569 in 2020 and Ps.6,499,802 in 2019).

The Company applied practical expedients to leases in accordance with IFRS 16 guidance on lease modification accounting for rent concessions for those lease modifications arising as a direct result of COVID-19.

The net impact on the consolidated statements of operations for 2020 was Ps.190,811, which reflects the changes to lease payments that arose from such concessions. During the year ended of December 31, 2021, the Company have not rent concessions for lease modifications arising as a direct result of COVID-19.

For the years ended December 31, 2021, 2020 and 2019 the amounts recognized in profit or loss were as follow:

	For the year ended
	December 31, 2021		December 31, 2020		December 31, 2019
Depreciation of right-of-use assets	Ps.	(5,462,625)	Ps.	(5,048,976)	Ps.	(4,702,971)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(2,603,820)		(2,350,250)		(2,128,162)
Aircraft and engine variable expenses		(1,686,875)		(1,845,254)		(961,657)
Total amount recognized in profit or loss	Ps.	(9,753,320)	Ps.	(9,244,480)	Ps.	(7,792,790)

i)      Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term.

The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2021, 2020 and 2019, in relation with this provision the Company expensed as supplemental rent Ps.1,131,107, Ps.1,428,179 and Ps.680,964, respectively.

Extension options

Some lease contracts contain extension options, which the Company evaluates exercising once the lease period comes to its end based on the market conditions at such moment. The lease liabilities corresponding to leases on which it was decided to extend are remeasured for the period negotiated between the Company and the lessor.

For the leases which it was decided to exercise the extension options during 2021, resulted in an increase in the lease liability and corresponding right of use assets by Ps.1,376,005.